Document and Entity Information	May 12, 2025
Cover [Abstract]
Entity Registrant Name	ALLIANT ENERGY CORP
Amendment Flag	false
Entity Central Index Key	0000352541
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Incorporation State Country Code	WI
Entity File Number	1-9894
Entity Tax Identification Number	39-1380265
Entity Address, Address Line One	4902 N. Biltmore Lane
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53718
City Area Code	(608)
Local Phone Number	458-3311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	LNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false